As filed with the Securities and Exchange Commission on July 10, 2014
================================================================================
                                            1933 Act Registration No. 333-176976
                                             1940 Act Registration No. 811-22245


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 11                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 13                                                            [X]


                      FIRST TRUST EXCHANGE-TRADED FUND III
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund III
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 24, 2014 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 6, as it relates to First Trust Long/Short Equity ETF, a series of the Registrant, until July 24, 2014. Parts A, B and C of the Registrant's Post-Effective Amendment No. 6 under the Securities Act of 1933 as it relates to First Trust Long/Short Equity ETF, a series of the Registrant, filed on April 1, 2014, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 10th day of July, 2014.

                                      FIRST TRUST EXCHANGE-TRADED FUND III



                                      By: /s/ Mark R. Bradley
                                          -------------------------------------
                                              Mark R. Bradley, President and
                                              Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                   TITLE                                 DATE

                            President and Chief Executive         July 10, 2014
/s/ Mark R. Bradley         Officer
-------------------------
    Mark R. Bradley

                            Treasurer, Chief Financial Officer    July 10, 2014
/s/ James M. Dykas          and Chief Accounting Officer
-------------------------
    James M. Dykas

                                             )
James A. Bowen*                      Trustee )
                                             )
                                             )
Richard E. Erickson*                 Trustee )
                                             )
                                             )     BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                    Trustee )         ------------------------
                                             )             W. Scott Jardine
                                             )             Attorney-In-Fact
Robert F. Keith*                     Trustee )             July 10, 2014
                                             )
                                             )
Niel B. Nielson *                    Trustee )
                                             )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.